Commitments and contingent liabilities (Detail Textuals) ₱ in Millions	1 Months Ended			12 Months Ended
	Oct. 17, 2012 USD ($)	Oct. 17, 2012 PHP (₱)	Jun. 27, 2012 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Disclosure of contingent liabilities [abstract]
Capital commitments				$ 8,514,215		$ 8,533,570	$ 8,355,038
Contingent liabilities paid against paddy purchases				$ 35,793	₨ 2,324,195
Amount of highest bidder in public auction under contingent liabilities	$ 11,700,000	₱ 487
Amount of product sold to aforesaid parties			$ 11,445,000